OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

December 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Global Fund (the “Registrant”)

File Nos. 2-31661; 811-1810

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 1, 2016.

Sincerely,

/s/ John G. Kiernan

John G. Kiernan

Vice President & Associate Counsel

212.323.5020

jkiernan@ofiglobal.com

cc:     Kramer Levin Naftalis & Frankel LLP

KPMG LLP

Taylor V. Edwards

Gloria LaFond